Accrued expenses and other current liabilities - Value Added Tax (Details) - 1 months ended Jun. 30, 2014 £ in Millions, $ in Millions	GBP (£)	USD ($)
GlaxoSmithKline Intellectual Property Development Ltd | Collaborative arrangement
Collaboration and License Agreement
Upfront payment received	£ 25	$ 42.1